Subsequent event (Details Narrative) - $ / shares	Oct. 04, 2021	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Number of shares issued		21,000
Events Occurring After Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Number of warranrts exercised	100,000
Warrants exercise price	$ 0.45
Number of shares issued	100,000